Shareholders’ Equity (Details) - Schedule of activity related to warrants - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of activity related to warrants [Abstract]
Warrants Outstanding, at beginning	333,333	333,333
Weighted Average Exercise Price, at beginning (in Dollars per share)	$ 0.36	$ 0.4
Weighted Average Remaining Contractual Life, at beginning		1 year 6 months
Aggregate Intrinsic Value, at beginning (in Dollars)
Warrants Outstanding, Granted
Warrants Outstanding, Forfeited
Warrants Outstanding, Exercised
Warrants Outstanding, at ending	333,333	333,333
Weighted Average Exercise Price, at ending (in Dollars per share)	$ 0.3	$ 0.36
Weighted Average Remaining Contractual Life, at ending	7 months 24 days	10 months 24 days
Aggregate Intrinsic Value, at ending (in Dollars)	$ 6,667
Warrants Outstanding, Exercisable	333,333
Warrants Outstanding, Exercisable (in Dollars per share)	$ 0.3
Weighted Average Remaining Contractual Life, Exercisable	7 months 24 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 6,667